JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 1.3%
Glencore plc *	6,554,514	37,149,029
Rio Tinto plc	635,671	38,375,158
		75,524,187
Austria — 0.5%
ANDRITZ AG	42,972	2,010,652
BAWAG Group AG * (a)	41,643	1,922,649
Erste Group Bank AG	203,451	5,158,033
EVN AG	22,525	531,260
Mondi plc	290,923	5,520,913
OMV AG	86,267	3,674,109
Raiffeisen Bank International AG	80,434	974,439
Strabag SE	8,550	353,473
Telekom Austria AG *	83,269	514,886
Verbund AG (b)	40,815	4,488,243
Vienna Insurance Group AG Wiener Versicherung Gruppe	21,370	490,620
voestalpine AG	66,312	1,493,123
		27,132,400
Belgium — 1.4%
Ackermans & van Haaren NV	13,428	1,973,938
Ageas SA	108,721	4,745,162
Anheuser-Busch InBev SA	520,429	27,878,255
Azelis Group NV	15,343	334,953
D'ieteren Group	14,244	2,337,815
Elia Group SA/NV	21,532	3,268,811
Etablissements Franz Colruyt NV	34,322	948,180
Groupe Bruxelles Lambert SA	60,486	5,353,926
KBC Group NV	202,331	10,597,492
Proximus SADP	93,159	1,290,905
Sofina SA	9,439	2,210,514
Solvay SA	43,764	3,843,923
Telenet Group Holding NV	28,227	451,443
UCB SA	75,736	5,917,920
Umicore SA	119,558	4,330,676
Warehouses De Pauw CVA, REIT	84,671	2,878,323
		78,362,236
Brazil — 0.1%
Yara International ASA	94,609	4,031,987
Chile — 0.1%
Antofagasta plc	206,715	2,941,283
China — 0.6%
Prosus NV *	521,821	34,040,998
Denmark — 4.2%
AP Moller - Maersk A/S, Class A	1,794	4,806,081
AP Moller - Maersk A/S, Class B	3,523	9,618,971
Carlsberg A/S, Class B	58,299	7,540,507

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Chr Hansen Holding A/S	61,605	4,032,224
Coloplast A/S, Class B	71,160	8,328,492
Danske Bank A/S	408,079	5,706,701
Demant A/S *	57,964	2,208,182
DSV A/S	124,783	21,026,060
Genmab A/S *	39,365	14,006,858
Novo Nordisk A/S, Class B	970,965	113,092,040
Novozymes A/S, Class B	125,252	8,001,136
Orsted A/S (a) (b)	113,333	13,193,849
Pandora A/S	57,239	4,252,386
Tryg A/S	215,725	4,918,823
Vestas Wind Systems A/S	605,080	15,903,769
		236,636,079
Finland — 2.0%
Elisa OYJ	90,252	4,991,399
Fortum OYJ	260,772	2,926,983
Huhtamaki OYJ	57,473	2,240,216
Kesko OYJ, Class A	56,295	1,275,452
Kesko OYJ, Class B	163,651	4,047,609
Kone OYJ, Class B	241,653	11,043,895
Metso Outotec OYJ	422,161	3,489,879
Neste OYJ	258,086	13,271,129
Nokia OYJ	3,242,266	16,887,618
Nordea Bank Abp	1,998,032	19,700,544
Orion OYJ, Class A	17,883	852,637
Orion OYJ, Class B	63,890	3,049,951
Sampo OYJ, Class A	292,821	12,650,672
Stora Enso OYJ, Class A (b)	30,498	494,052
Stora Enso OYJ, Class R	366,892	5,674,239
UPM-Kymmene OYJ	319,768	10,133,375
Wartsila OYJ Abp	290,728	2,554,493
		115,284,143
France — 15.4%
Adevinta ASA *	244,425	1,858,696
Aeroports de Paris * (b)	15,412	2,129,506
Air Liquide SA	313,272	43,069,390
Airbus SE	368,342	39,715,267
Alstom SA (b)	176,736	4,200,257
Amundi SA (a)	36,502	1,981,871
Arkema SA	38,255	3,624,111
AXA SA	1,189,805	27,416,123
BioMerieux	28,363	3,069,937
BNP Paribas SA	680,408	32,147,459
Bollore SE	547,463	2,764,065
Bouygues SA	130,637	3,949,126
Bureau Veritas SA (b)	173,451	4,783,887
Capgemini SE	96,034	18,317,235

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Carrefour SA (b)	361,724	6,164,523
Cie de Saint-Gobain	313,943	14,639,114
Cie Generale des Etablissements Michelin SCA	427,857	11,973,396
Covivio, REIT	28,373	1,794,411
Credit Agricole SA	815,860	7,517,203
Danone SA	404,139	22,283,896
Dassault Aviation SA	14,012	2,004,034
Dassault Systemes SE	415,348	17,814,989
Edenred	149,544	7,676,174
Eiffage SA	48,154	4,518,726
Electricite de France SA	335,844	4,078,574
Engie SA	1,065,139	13,178,275
EssilorLuxottica SA	180,239	28,258,317
Gecina SA, REIT (b)	32,590	3,341,473
Getlink SE	260,332	5,210,371
Hermes International	20,886	28,654,450
Ipsen SA	24,083	2,436,170
Kering SA	44,060	25,223,974
Legrand SA	160,241	13,118,724
L'Oreal SA	141,377	53,448,626
LVMH Moet Hennessy Louis Vuitton SE	160,283	111,293,274
Orange SA	1,131,602	11,563,212
Pernod Ricard SA	120,836	23,737,570
Publicis Groupe SA	141,237	7,515,982
Safran SA	209,895	23,070,732
Sanofi	689,861	68,553,937
Sartorius Stedim Biotech	14,351	5,740,970
Societe Generale SA	466,457	10,451,623
Sodexo SA	49,475	4,020,024
Teleperformance	35,199	11,770,591
Thales SA	63,920	7,949,073
TotalEnergies SE (b)	1,469,840	75,075,575
Unibail-Rodamco-Westfield, REIT *	69,823	3,964,883
Veolia Environnement SA (b)	394,567	9,868,459
Vinci SA	309,031	29,623,335
Vivendi SE	484,882	4,603,149
Worldline SA * (a)	149,771	6,610,616
		877,775,355
Germany — 11.0%
adidas AG	107,047	18,518,231
Allianz SE (Registered)	244,740	44,446,313
Aroundtown SA	580,152	1,860,569
BASF SE	550,302	24,524,331
Bayer AG (Registered)	588,637	34,335,346
Bayerische Motoren Werke AG	191,151	15,619,603
Bayerische Motoren Werke AG (Preference)	35,582	2,701,569
Beiersdorf AG	58,885	6,072,503

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Brenntag SE	92,588	6,503,856
Carl Zeiss Meditec AG	21,987	3,208,781
Commerzbank AG *	592,770	4,061,148
Continental AG	64,714	4,610,305
Covestro AG (a)	115,744	3,903,512
Daimler AG	499,957	29,484,473
Daimler Truck Holding AG *	295,838	8,083,764
Deutsche Bank AG (Registered)	1,238,303	10,831,381
Deutsche Boerse AG	113,856	19,875,315
Deutsche Lufthansa AG (Registered) * (b)	358,138	2,204,647
Deutsche Post AG (Registered)	593,901	23,720,332
Deutsche Telekom AG (Registered)	2,031,619	38,598,711
Deutsche Wohnen SE	28,633	707,987
E.ON SE	1,345,174	12,091,915
Evonik Industries AG	114,466	2,441,526
Fresenius Medical Care AG & Co. KGaA	119,370	4,425,465
Fresenius SE & Co. KGaA	247,615	6,336,216
GEA Group AG	98,385	3,672,477
Hannover Rueck SE	36,143	5,126,780
HeidelbergCement AG	85,627	4,361,588
Henkel AG & Co. KGaA	59,140	3,729,064
Henkel AG & Co. KGaA (Preference)	106,764	6,820,445
Infineon Technologies AG	782,436	21,457,915
KION Group AG	43,248	1,972,656
Merck KGaA	77,448	14,750,809
MTU Aero Engines AG	32,008	6,187,580
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	83,929	19,027,230
Porsche Automobil Holding SE (Preference)	91,751	6,641,100
Puma SE	61,440	4,148,663
RWE AG	405,162	16,667,549
SAP SE	655,090	61,102,036
Sartorius AG (Preference)	14,825	6,631,216
Siemens AG (Registered)	478,705	53,396,711
Siemens Energy AG (b)	239,442	3,978,926
Siemens Healthineers AG (a)	168,941	8,657,156
Symrise AG	79,533	9,280,360
Talanx AG	31,713	1,157,707
Telefonica Deutschland Holding AG	552,486	1,468,857
TUI AG * (b)	780,824	1,261,686
Uniper SE (b)	54,555	364,504
Volkswagen AG (Preference)	109,942	15,544,688
Vonovia SE	465,300	15,503,713
Zalando SE * (a) (b)	116,240	3,272,520
		625,351,735
Ireland — 0.9%
CRH plc	460,271	17,662,513
Flutter Entertainment plc *	91,638	9,200,406

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
Kerry Group plc, Class A	92,212	9,733,086
Kingspan Group plc	92,486	5,986,448
Smurfit Kappa Group plc	155,889	5,650,573
		48,233,026
Italy — 3.0%
A2A SpA	934,454	1,204,418
Amplifon SpA	55,603	1,838,689
Assicurazioni Generali SpA	731,954	10,942,460
Atlantia SpA	301,801	6,974,821
Banca Mediolanum SpA	128,386	850,224
Banco BPM SpA	907,841	2,351,377
Buzzi Unicem SpA	56,321	1,029,723
Coca-Cola HBC AG	117,662	2,895,853
Davide Campari-Milano NV	320,159	3,554,365
DiaSorin SpA (b)	11,734	1,631,526
Enel SpA	4,629,461	23,338,354
Eni SpA	1,512,224	18,177,826
Ferrari NV (b)	76,681	16,284,163
FinecoBank Banca Fineco SpA	365,540	4,542,920
Hera SpA	481,924	1,384,702
Infrastrutture Wireless Italiane SpA (a)	212,877	2,236,994
Intesa Sanpaolo SpA	10,244,804	18,192,831
Leonardo SpA	242,487	2,271,280
Mediobanca Banca di Credito Finanziario SpA	419,639	3,599,125
Moncler SpA	126,254	6,328,977
Nexi SpA * (a)	463,145	4,206,306
Pirelli & C SpA (a)	262,496	1,136,509
Poste Italiane SpA (a)	273,870	2,300,595
Prysmian SpA	160,642	5,107,919
Recordati Industria Chimica e Farmaceutica SpA	60,140	2,667,167
Snam SpA	1,228,349	6,163,289
Telecom Italia SpA *	6,061,898	1,344,891
Telecom Italia SpA *	3,595,938	752,699
Terna - Rete Elettrica Nazionale (b)	843,022	6,454,016
UniCredit SpA	1,308,790	12,943,527
UnipolSai Assicurazioni SpA	253,215	573,339
		173,280,885
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	107,892	2,280,515
Luxembourg — 0.3%
ArcelorMittal SA	365,227	9,011,591
Eurofins Scientific SE	77,152	6,014,649
RTL Group SA	22,168	870,789
		15,897,029
Mexico — 0.0% ^
Fresnillo plc	109,879	987,722

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — 8.4%
Adyen NV * (a)	18,560	33,385,238
Aegon NV	845,552	3,713,839
Akzo Nobel NV	108,795	7,321,963
Argenx SE *	30,298	11,067,905
Argenx SE *	1,815	673,372
ASM International NV	23,059	7,083,077
ASML Holding NV (b)	243,552	139,983,555
EXOR NV	67,884	4,774,452
HAL Trust	51,959	6,861,759
Heineken Holding NV	60,388	4,771,787
Heineken NV (b)	141,491	13,949,153
ING Groep NV	2,340,835	22,738,484
JDE Peet's NV	51,186	1,484,518
Koninklijke Ahold Delhaize NV	626,555	17,254,531
Koninklijke DSM NV	104,728	16,772,105
Koninklijke KPN NV (b)	2,078,151	6,855,805
Koninklijke Philips NV	529,610	10,960,944
NN Group NV	185,752	8,715,939
Randstad NV	74,967	3,789,060
Shell plc	4,583,535	122,271,892
Universal Music Group NV	793,123	17,953,545
Wolters Kluwer NV	157,263	17,079,128
		479,462,051
Norway — 1.4%
Aker ASA, Class A (b)	14,185	1,101,624
Aker BP ASA (b)	185,529	6,446,457
AutoStore Holdings Ltd. * (a) (b)	531,750	990,124
DNB Bank ASA	538,749	10,627,238
Equinor ASA	644,121	24,801,179
Gjensidige Forsikring ASA	113,856	2,381,384
Kongsberg Gruppen ASA	53,552	1,973,323
Leroy Seafood Group ASA	167,751	1,317,807
Mowi ASA	269,559	6,220,101
Norsk Hydro ASA	818,141	5,543,097
Orkla ASA	450,007	3,884,586
Salmar ASA	33,890	2,427,497
Schibsted ASA, Class A	45,518	855,533
Schibsted ASA, Class B	59,651	1,073,040
Storebrand ASA	282,782	2,378,493
Telenor ASA	385,685	4,683,817
TOMRA Systems ASA	140,127	3,280,321
Var Energi ASA	193,577	775,415
		80,761,036
Poland — 0.4%
Allegro.eu SA * (a)	240,621	1,308,717
Bank Polska Kasa Opieki SA	105,344	1,668,450
Cyfrowy Polsat SA	160,238	690,668

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
Dino Polska SA * (a)	28,763	2,248,972
ING Bank Slaski SA	19,370	725,954
KGHM Polska Miedz SA	81,477	2,042,444
LPP SA	608	1,302,613
PGE Polska Grupa Energetyczna SA *	479,622	1,072,303
Polski Koncern Naftowy ORLEN SA	228,948	3,739,852
Polskie Gornictwo Naftowe i Gazownictwo SA *	965,158	1,442,236
Powszechna Kasa Oszczednosci Bank Polski SA *	516,784	2,924,735
Powszechny Zaklad Ubezpieczen SA	341,477	2,236,954
Santander Bank Polska SA	20,112	1,021,245
		22,425,143
Portugal — 0.3%
EDP - Energias de Portugal SA	1,758,294	8,895,043
Galp Energia SGPS SA	272,590	2,877,347
Jeronimo Martins SGPS SA	165,906	3,840,219
		15,612,609
Russia — 0.0% ^
Evraz plc ‡	453,755	22,623
Singapore — 0.3%
STMicroelectronics NV	392,786	14,864,417
South Africa — 0.5%
Anglo American plc	801,399	28,966,473
South Korea — 0.1%
Delivery Hero SE * (a) (b)	114,349	5,516,925
Spain — 3.7%
Acciona SA	14,811	3,047,668
ACS Actividades de Construccion y Servicios SA	153,580	3,691,707
Aena SME SA * (a)	44,020	5,568,079
Amadeus IT Group SA *	269,912	15,738,633
Banco Bilbao Vizcaya Argentaria SA	3,995,062	18,104,325
Banco Santander SA	10,389,699	25,993,699
CaixaBank SA (b)	2,607,966	7,831,035
Cellnex Telecom SA (a)	341,887	15,292,310
Corp. ACCIONA Energias Renovables SA	33,515	1,468,844
EDP Renovaveis SA (b)	143,874	3,742,060
Enagas SA	149,142	2,943,865
Endesa SA	190,327	3,488,587
Ferrovial SA	298,900	8,003,986
Grifols SA * (b)	176,143	2,570,215
Grifols SA (Preference), Class B *	156,635	1,411,216
Iberdrola SA	3,509,964	37,481,083
Industria de Diseno Textil SA	672,261	16,327,178
Mapfre SA	587,875	949,505
Naturgy Energy Group SA (b)	197,537	5,794,174
Red Electrica Corp. SA	259,344	5,098,805
Repsol SA	841,945	10,489,169

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Siemens Gamesa Renewable Energy SA *	134,661	2,477,665
Telefonica SA	3,210,127	14,329,031
		211,842,839
Sweden — 5.5%
Alfa Laval AB (b)	178,414	5,334,903
Assa Abloy AB, Class B	594,188	14,038,300
Atlas Copco AB, Class A	1,549,011	18,106,959
Atlas Copco AB, Class B	935,208	9,714,653
Axfood AB	64,954	2,060,693
Beijer Ref AB	148,464	2,355,059
Boliden AB	163,870	5,476,351
Castellum AB (b)	165,732	2,657,021
Electrolux AB, Class B	151,331	2,182,773
Embracer Group AB * (b)	415,539	3,166,626
Epiroc AB, Class A	375,087	6,632,174
Epiroc AB, Class B	233,637	3,710,995
EQT AB (b)	166,703	4,524,870
Essity AB, Class A	16,799	428,149
Essity AB, Class B	361,021	9,189,822
Evolution AB (a)	108,267	10,505,238
Fabege AB	162,518	1,668,218
Fastighets AB Balder, Class B *	378,054	2,415,037
Getinge AB, Class B	130,949	2,954,986
H & M Hennes & Mauritz AB, Class B (b)	446,339	5,710,704
Hexagon AB, Class B	1,243,951	14,646,954
Holmen AB, Class B	55,500	2,280,603
Husqvarna AB, Class A	14,432	117,448
Husqvarna AB, Class B	248,615	1,981,396
Industrivarden AB, Class A	109,386	2,854,104
Industrivarden AB, Class C (b)	102,514	2,644,888
Indutrade AB	159,279	3,743,625
Intrum AB	44,322	946,716
Investment AB Latour, Class B (b)	81,595	2,030,192
Investor AB, Class A	343,635	7,065,232
Investor AB, Class B (b)	1,091,633	20,371,753
Kinnevik AB, Class A *	5,015	90,923
Kinnevik AB, Class B *	145,232	2,615,901
L E Lundbergforetagen AB, Class B	38,228	1,814,282
Lifco AB, Class B	126,981	2,471,813
Nibe Industrier AB, Class B	843,900	8,501,539
Nordnet AB publ	96,920	1,301,881
Orron Energy ab	114,759	141,676
Saab AB, Class B	48,759	1,763,790
Sagax AB, Class B	100,008	2,577,418
Sagax AB, Class D	66,264	191,853
Samhallsbyggnadsbolaget i Norden AB (b)	682,858	1,267,017
Samhallsbyggnadsbolaget i Norden AB, Class D (b)	89,080	170,888

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Sandvik AB	653,862	12,048,188
Securitas AB, Class B (b)	193,883	1,960,607
Skandinaviska Enskilda Banken AB, Class C (b)	8,486	104,883
Skandinaviska Enskilda Banken AB, Class A	962,139	10,423,266
Skanska AB, Class B	239,825	4,091,405
SKF AB, Class A (b)	8,244	160,626
SKF AB, Class B (b)	227,143	3,822,689
SSAB AB, Class A	132,435	640,903
SSAB AB, Class B	378,250	1,735,483
Storskogen Group AB, Class B (b)	592,835	788,622
Svenska Cellulosa AB SCA, Class A	18,514	273,458
Svenska Cellulosa AB SCA, Class B	359,190	5,251,208
Svenska Handelsbanken AB, Class B (b)	21,039	218,605
Svenska Handelsbanken AB, Class A	920,503	8,277,084
Swedbank AB, Class A	556,155	7,702,837
Swedish Match AB	913,724	9,565,341
Tele2 AB, Class B	329,282	3,761,598
Telefonaktiebolaget LM Ericsson, Class A	35,881	294,643
Telefonaktiebolaget LM Ericsson, Class B	1,730,388	13,161,763
Telia Co. AB	1,494,699	5,521,939
Trelleborg AB, Class B	145,320	3,570,593
Vitrolife AB	43,814	1,429,441
Volvo AB, Class A	114,630	2,135,962
Volvo AB, Class B	951,736	17,087,505
Volvo Car AB, Class B * (b)	321,344	2,392,657
		310,846,729
Switzerland — 12.8%
ABB Ltd. (Registered)	1,070,206	32,533,863
Alcon, Inc.	299,389	23,563,148
Baloise Holding AG (Registered)	27,428	4,370,078
Barry Callebaut AG (Registered)	1,784	3,952,743
Chocoladefabriken Lindt & Spruengli AG	620	6,856,372
Chocoladefabriken Lindt & Spruengli AG (Registered)	63	7,265,292
Cie Financiere Richemont SA (Registered)	312,735	37,708,838
Credit Suisse Group AG (Registered)	1,508,801	8,776,045
EMS-Chemie Holding AG (Registered)	4,043	3,210,487
Geberit AG (Registered)	21,483	11,314,604
Givaudan SA (Registered)	4,756	16,624,873
Holcim AG *	309,983	14,534,686
Julius Baer Group Ltd.	132,523	6,852,770
Kuehne + Nagel International AG (Registered)	30,396	8,186,291
Lonza Group AG (Registered)	44,624	27,120,308
Mediclinic International plc *	242,936	1,437,445
Nestle SA (Registered)	1,686,625	206,657,603
Novartis AG (Registered)	1,440,215	123,757,192
Partners Group Holding AG	13,573	14,818,269
Schindler Holding AG	24,409	4,770,955

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Schindler Holding AG (Registered)	12,046	2,287,376
SGS SA (Registered)	3,633	8,866,220
Sika AG (Registered)	92,102	22,757,249
Sonova Holding AG (Registered)	31,794	11,451,625
Straumann Holding AG (Registered)	68,668	9,287,382
Swatch Group AG (The) (b)	17,350	4,618,862
Swatch Group AG (The) (Registered)	32,208	1,608,426
Swiss Life Holding AG (Registered)	18,889	10,006,189
Swisscom AG (Registered)	15,212	8,224,181
Temenos AG (Registered)	40,300	3,198,714
UBS Group AG (Registered)	2,218,310	36,247,902
Vifor Pharma AG	28,049	4,900,508
Zurich Insurance Group AG	90,124	39,341,683
		727,108,179
United Arab Emirates — 0.0% ^
NMC Health plc ‡ * (c)	23,176	—
United Kingdom — 19.6%
3i Group plc	583,094	9,059,971
abrdn plc	1,306,578	2,648,987
Admiral Group plc	163,520	3,821,723
Ashtead Group plc	269,181	15,152,127
Associated British Foods plc	213,441	4,359,613
AstraZeneca plc	928,325	122,113,069
Auto Trader Group plc (a)	580,591	4,476,076
AVEVA Group plc	74,074	2,142,999
Aviva plc	1,712,202	8,291,901
B&M European Value Retail SA	509,911	2,640,244
BAE Systems plc	1,932,092	18,159,241
Barclays plc	9,444,511	18,091,573
Barratt Developments plc	612,651	3,756,591
Berkeley Group Holdings plc *	67,309	3,488,188
BP plc	11,874,079	58,114,880
British American Tobacco plc	1,368,840	53,636,153
British Land Co. plc (The), REIT	561,983	3,379,059
BT Group plc	5,255,757	10,376,573
Bunzl plc	202,172	7,587,652
Burberry Group plc	242,581	5,332,798
Centrica plc *	3,539,481	3,792,550
CNH Industrial NV	596,782	7,688,146
Coca-Cola Europacific Partners plc	120,446	6,518,538
Compass Group plc	1,069,725	25,070,566
ConvaTec Group plc (a)	953,537	2,658,927
Croda International plc	85,379	7,807,912
Darktrace plc *	187,281	859,925
DCC plc	60,690	3,962,411
Dechra Pharmaceuticals plc	64,668	2,910,233
Derwent London plc, REIT	67,264	2,348,329

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Diageo plc	1,396,880	66,172,808
Direct Line Insurance Group plc	797,308	2,000,885
DS Smith plc	824,395	2,938,634
easyJet plc *	340,616	1,663,643
Entain plc *	352,470	5,186,616
Experian plc	580,884	20,338,077
Halma plc	227,461	6,405,957
Harbour Energy plc	338,260	1,512,592
Hargreaves Lansdown plc	213,145	2,206,642
Hiscox Ltd.	211,999	2,308,399
Howden Joinery Group plc	361,225	2,981,753
HSBC Holdings plc	12,248,798	76,725,973
Imperial Brands plc	568,839	12,489,618
Informa plc *	900,570	6,549,527
InterContinental Hotels Group plc	112,450	6,665,488
Intermediate Capital Group plc	176,236	3,285,298
Intertek Group plc	96,695	5,167,885
ITV plc	2,170,666	1,952,340
J Sainsbury plc	1,050,952	2,835,020
JD Sports Fashion plc	1,483,431	2,356,227
Johnson Matthey plc	119,187	3,116,083
Kingfisher plc	1,208,324	3,822,985
Land Securities Group plc, REIT	450,147	4,022,530
Legal & General Group plc	3,577,205	11,423,875
Lloyds Banking Group plc	42,562,680	23,565,187
London Stock Exchange Group plc	194,130	18,945,669
M&G plc	1,557,724	4,060,527
Melrose Industries plc	2,619,757	5,156,886
National Grid plc	2,322,457	31,979,321
NatWest Group plc	3,328,193	10,108,578
Next plc	79,674	6,633,005
Ocado Group plc *	429,915	4,419,639
Pearson plc	453,321	4,195,602
Pepco Group NV * (a)	58,278	426,929
Persimmon plc	191,292	4,412,383
Phoenix Group Holdings plc	509,041	4,010,544
Prudential plc	1,647,238	20,317,676
Reckitt Benckiser Group plc	441,314	35,797,091
RELX plc	1,187,753	35,168,735
Rentokil Initial plc	1,116,721	7,373,669
Rightmove plc	524,581	4,101,059
Rolls-Royce Holdings plc *	5,013,498	5,479,451
Royal Mail plc	473,339	1,635,763
Sage Group plc (The)	659,546	5,684,047
Schroders plc	73,124	2,652,334
Schroders plc (Non-Voting)	29,968	921,772
Segro plc, REIT	720,467	9,638,402
Severn Trent plc	151,790	5,457,129

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Smith & Nephew plc	530,167	6,797,359
Smiths Group plc	225,356	4,252,966
Spirax-Sarco Engineering plc	44,085	6,432,397
SSE plc (b)	628,060	13,565,090
St. James's Place plc	323,696	4,862,262
Standard Chartered plc	1,483,353	10,224,296
Tate & Lyle plc	240,610	2,357,104
Taylor Wimpey plc	2,186,074	3,402,582
Tesco plc	4,583,223	14,699,024
Travis Perkins plc	134,804	1,730,161
Unilever plc	1,575,305	76,721,937
United Utilities Group plc	408,561	5,428,363
Vodafone Group plc	16,057,088	23,662,664
Weir Group plc (The)	155,546	3,180,729
Whitbread plc	120,666	3,840,781
Wise plc, Class A *	250,620	1,442,314
WPP plc	727,776	7,854,445
		1,116,971,682
United States — 5.4%
Avast plc (a)	390,776	2,212,875
Carnival plc *	93,341	752,656
Ferguson plc	139,102	17,498,860
GSK plc	2,397,116	50,363,910
QIAGEN NV * (b)	138,283	6,930,306
Roche Holding AG	420,927	139,749,665
Roche Holding AG	16,001	6,523,042
Schneider Electric SE	341,128	47,179,360
Sinch AB * (a) (b)	415,080	1,052,387
Stellantis NV	1,333,544	19,150,042
Swiss Re AG	173,111	12,989,705
Tenaris SA	275,848	3,860,231
		308,263,039
Total Common Stocks (Cost $6,743,714,712)		5,640,423,325
Short-Term Investments — 3.4%
Investment of Cash Collateral from Securities Loaned — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (d) (e)	168,706,213	168,621,860
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	25,960,051	25,960,051
Total Investment of Cash Collateral from Securities Loaned (Cost $194,568,342)		194,581,911

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 102.6% (Cost $6,938,283,054)		5,835,005,236
Liabilities in Excess of Other Assets — (2.6)%		(147,707,162)
NET ASSETS — 100.0%		5,687,298,074

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $189,923,261.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2022.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	12.0%
Banks	6.8
Oil, Gas & Consumable Fuels	5.9
Food Products	4.8
Textiles, Apparel & Luxury Goods	4.7
Insurance	4.7
Chemicals	3.2
Semiconductors & Semiconductor Equipment	3.1
Beverages	2.7
Machinery	2.6
Capital Markets	2.6
Personal Products	2.3
Metals & Mining	2.3
Electric Utilities	2.2
Diversified Telecommunication Services	2.2
Electrical Equipment	2.1
Aerospace & Defense	1.9
Automobiles	1.8
Professional Services	1.8
Health Care Equipment & Supplies	1.7
Software	1.6
IT Services	1.5
Tobacco	1.3
Multi-Utilities	1.3
Industrial Conglomerates	1.3
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.1
Food & Staples Retailing	1.0
Construction & Engineering	1.0
Household Products	1.0
Others (each less than 1.0%)	13.1
Short-Term Investments	3.3
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	776	09/16/2022	EUR	29,551,309	2,358,459
FTSE 100 Index	194	09/16/2022	GBP	17,483,918	1,016,710
					3,375,169

Abbreviations
EUR	Euro

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$75,524,187	$—	$75,524,187
Austria	868,359	26,264,041	—	27,132,400

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Belgium	$1,283,133	$77,079,103	$—	$78,362,236
Brazil	—	4,031,987	—	4,031,987
Chile	—	2,941,283	—	2,941,283
China	—	34,040,998	—	34,040,998
Denmark	—	236,636,079	—	236,636,079
Finland	—	115,284,143	—	115,284,143
France	—	877,775,355	—	877,775,355
Germany	—	625,351,735	—	625,351,735
Ireland	—	48,233,026	—	48,233,026
Italy	—	173,280,885	—	173,280,885
Jordan	—	2,280,515	—	2,280,515
Luxembourg	—	15,897,029	—	15,897,029
Mexico	—	987,722	—	987,722
Netherlands	673,372	478,788,679	—	479,462,051
Norway	—	80,761,036	—	80,761,036
Poland	—	22,425,143	—	22,425,143
Portugal	—	15,612,609	—	15,612,609
Russia	—	—	22,623	22,623
Singapore	—	14,864,417	—	14,864,417
South Africa	—	28,966,473	—	28,966,473
South Korea	—	5,516,925	—	5,516,925
Spain	—	211,842,839	—	211,842,839
Sweden	2,871,799	307,974,930	—	310,846,729
Switzerland	4,900,508	722,207,671	—	727,108,179
United Arab Emirates	—	—	—(a)	—(a)
United Kingdom	6,518,538	1,110,453,144	—	1,116,971,682
United States	2,212,875	306,050,164	—	308,263,039
Total Common Stocks	19,328,584	5,621,072,118	22,623	5,640,423,325
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	194,581,911	—	—	194,581,911
Total Investments in Securities	$213,910,495	$5,621,072,118	$22,623	$5,835,005,236
Appreciation in Other Financial Instruments
Futures Contracts	$3,375,169	$—	$—	$3,375,169

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$110,100,856	$799,000,000	$740,510,000	$17,435	$13,569	$168,621,860	168,706,213	$591,155	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	53,626,708	1,581,484,392	1,609,151,049	—	—	25,960,051	25,960,051	317,236	—
Total	$163,727,564	$2,380,484,392	$2,349,661,049	$17,435	$13,569	$194,581,911		$908,391	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.